Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation
Disclosure of Stock-based compensation expense and the corresponding tax benefit included in statement of income

	Year ended December 31,
(in millions)	2025	2024	2023
Restricted stock and other stock-based awards expense	$22	$28	$20
Tax benefit	$5	$8	$6

Schedule of restricted stock and other stock-based award activity

		Weighted-
		average grant-
(in thousands, except per award amounts)	Shares	date fair value
Balance as of December 31, 2024	107	$385.68
Granted	50	$509.03
Vested	(52)	$387.65
Forfeited/cancelled	(36)	$414.51
Employee transfers and other, net	21	$306.15
Balance as of December 31, 2025	90	$458.11
Total unrecognized compensation expense related to restricted awards (in millions)	$18
Weighted-average years to be recognized over	1.12

Fair value information of restricted stock and other stock based awards

	Year ended December 31,
(in millions, except per award amounts)	2025	2024	2023
Weighted-average grant-date fair value per award	$509.03	$419.95	$337.63
Total fair value of restricted stock and other stock-based awards vested	$27	$31	$27
Tax benefit relating to restricted award activity	$7	$8	$7